UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Absolute Return Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell	With a copy to: George J. Zornada
Salient Absolute Return Master Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

March 31, 2012

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Investments in Portfolio Funds
Passive Foreign Investment Companies
Event Driven (8.14% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	1,012	$116,220
Loeb Offshore Fund, Ltd. (Bermuda)	41,527	5,396,244
Revelation Special Situations Fund, Ltd. (Bermuda)	2,288	4,142,519

Total Event Driven		9,654,983

Macro/CTA (40.58% of Net Assets)
Global Macro
MKP Opportunity Offshore, Ltd. (Cayman Islands)	27,946	7,648,452
Top Down Alpha
BlackRock Global Ascent, Ltd. (Cayman Islands)	7,769	7,428,351
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	7,500	7,895,147
D.E. Shaw Heliant International Fund, L.P. (Bermuda) (1)		11,519,853
ISAM Systematic Class A Fund (Cayman Islands)	75,686	7,740,447
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands) (2)	6,765	5,902,554

Total Macro/CTA		48,134,804

Relative Value (61.11% of Net Assets)
Bottom Up Alpha
Alphabet Offshore Fund, Ltd. (Cayman Islands)	7,000	6,642,223
AQR Delta Offshore Fund LP (Cayman Islands)		9,865,298
Black Diamond Relative Value Fund, Ltd. (Cayman Islands)	65,000	6,227,548
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	60,000	6,167,506
Carlson Double Black Diamond, Ltd. (Cayman Islands)	46,428	7,398,322
CCA Absolute Return Muni Strategy Fund (Ireland) (2)	8,297	8,610,804
D.E. Shaw Composite International Fund (Bermuda) (1)		56,876
Hudson Bay Overseas Fund, Ltd. (United States)	4,748	7,612,308
Overseas CAP Partners, Inc. (Cayman Islands) (2)	4,395	7,724,499
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	10,898	11,645,189
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	524,944

Total Relative Value		72,475,517

Tactical Credit (1.27% of Net Assets)
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	1,500	1,505,130

Total Tactical Credit		1,505,130

Total Investments in Portfolio Funds (Cost $129,441,978)		131,770,434	111.10%

Investments in Securities
Registered Investment Companies
United States
Money Market Funds (5.92% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (1)	7,019,018	7,019,018

Total Money Market Funds		7,019,018

Exchange Traded Funds (9.89% of Net Assets)
Tactical Credit
iShares iBoxx $ High Yield Corporate Bond Fund (1)	69,944	6,345,215
Wisdom Tree Emerging Markets Local Debt Fund (1)	103,883	5,390,489

Total Tactical Credit		11,735,704

Total Exchange Traded Funds		11,735,704

Total Registered Investment Companies		18,754,722

Corporate Bonds (4.31% of Net Assets)
United States
CHS/Community Health System, 8.875%, 07/15/15 (1)	492,000	509,835
Continental Airlines 2003-ERJ1, 7.875%, 07/02/18 (1)	773,276	775,209

See accompanying notes to Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments, continued

March 31, 2012

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Corporate Bonds (continued)
United States (continued)
Continental Airlines 2005-ERJ1, 9.798%, 04/01/2 (1)	968,490	$1,026,599
Highland Park CDO, Ltd., 0.82%, 11/25/51 (1)(3)	2,559,273	1,740,306
Sabine Pass LNG L.P., 7.250%, 11/30/13 (1)	1,000,000	1,055,000

Total Corporate Bonds		5,106,949

Sovereign Bonds (0.87% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21 (1)(4)	12,950,000	1,032,476

Total Sovereign Bonds		1,032,476

Total Investments in Securities (Cost $24,007,879)		24,894,147	20.99%

Total Investments (Cost $153,449,857)		$156,664,581	132.09%

All securities are non-income producing unless noted otherwise.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2012.
(4)	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

See accompanying notes to Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

March 31, 2012

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Master Fund is a “fund of funds” that pursues its investment objective of generating positive returns regardless of the overall direction of various markets, by investing its assets across a variety of investment funds (the “Portfolio Funds”). The Master Fund’s Portfolio Funds are managed by a carefully selected group of investment managers, identified by Salient Advisors, L.P. (the “Adviser”), who employ various styles and strategies to achieve a portfolio that is broadly allocated.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of trustees (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

March 31, 2012

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Portfolio Funds existed. The Master Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds. Portfolio Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange are valued at the closing “bid” and “ask” prices for such options on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such bid or ask price is reported, the positions shall be valued at the last sales price on the valuation day. If no such sales price is reported by such exchange on the valuation date, the Adviser’s Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

•

OTHER— Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the fair value of the Portfolio Fund.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

March 31, 2012

(Unaudited)

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the quarter ended March 31, 2012, however the Portfolio Funds may have directly engaged in derivative transactions during the period.

(f) FEDERAL INCOME TAX INFORMATION

The Master Fund’s tax cost as of March 31, 2012 was $156,276,307, resulting in accumulated net unrealized appreciation of $388,274, consisting of $6,159,869 in gross unrealized appreciation and $5,771,595 in gross unrealized depreciation.

(g) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical assets

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of March 31, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

March 31, 2012

(Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Portfolio Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$9,654,983	$9,654,983
Macro/CTA	—	—	48,134,804	48,134,804
Relative Value	—	—	72,475,517	72,475,517
Tactical Credit	—	—	1,505,130	1,505,130
Investment Securities
Registered Investment Companies
Money Market Funds	7,019,018	—	—	7,019,018
Tactical Credit	11,735,704	—	—	11,735,704
Corporate Bonds	—	5,106,949	—	5,106,949
Sovereign Bonds	—	1,032,476	—	1,032,476

Total Investments	$18,754,722	$6,139,425	$131,770,434	$156,664,581

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2012:

	Fair Value as of March 31, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV **
Investments
Portfolio Funds
Passive Foreign Investment Companies
Event Driven	$9,654,983	NAV as Practical Expedient *	Greater than 60 Days	None
Macro/CTA	48,134,804	NAV as Practical Expedient *	Greater than 15 Days	None
Relative Value	72,475,517	NAV as Practical Expedient *	Greater than 30 Days	None
Tactical Credit	1,505,130	NAV as Practical Expedient *	Greater than 45 Days	None

Total Investments	$131,770,434

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient NAV received is not as of the Master Fund’s measurement date.

•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient NAV.

•	It is determined by the Adviser Valuation Committee that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of March 31, 2012, based on levels assigned to Investments on December 31, 2011.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2011	Transfers In	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2012
Passive Foreign Investment Companies
Event Driven	$13,797,082	$—	$—	$(4,375,115)	$27,843	$205,173	$9,654,983
Macro/CTA	48,488,106	—	7,500,000	(9,499,978)	(40,575)	1,687,251	48,134,804
Relative Value	67,158,158	—	8,000,000	(4,016,375)	12,288	1,321,446	72,475,517
Tactical Credit	6,503,672	—	—	(5,103,064)	140,897	(36,375)	1,505,130

Total Investments	$135,947,018	$—	$15,500,000	$(22,994,532)	$140,453	$3,177,495	$131,770,434

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2012, is $3,190,999.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Portfolio Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of March 31, 2012, that may qualify for this valuation approach is shown in the table below.

Certain Portfolio Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial investment or an additional investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Event Driven (a)	Seek to profit from companies expecting to face major corporate events.	$9,655	Monthly - Annually	60-90	None
Macro/CTA (b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	48,135	Monthly - Annually	15-90	up to 5% redemption fee
Relative Value (c)	Invest simultaneously in long and short positions in equity securities	72,475	Monthly -Quarterly	30-90	0 - 2 years; up to 4% early redemption fee
Tactical Credit (d)	Seek to generate income and/or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	1,505	Quarterly	45	None

		$131,770

*

The information summarized in the table above represents the general terms for a majority of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Portfolio Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Portfolio Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Portfolio Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

(d)

This category includes Portfolio Funds that have access to certain credit markets attractive to the Adviser by utilizing derivatives or fixed income securities. Investments under this category may include emerging market debt denominated in local currencies, domestic floating rate corporate securities, as well as U.S. and foreign corporate fixed rate debt. Investments in this category may be high yield, investment grade, or a combination of both.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial or an additional investment. Portfolio Funds may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) AFFILIATED PORTFOLIO FUNDS

At March 31, 2012, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns 5% or more of a Portfolio Fund’s total net assets. A listing of these affiliated Portfolio Funds (including 2012 activity) is shown below:

				For the Period 1/1/2012 through 3/31/2012					For the Period 1/1/2012 through 3/31/2012
Portfolio Funds	Shares 12/31/2011	Shares 3/31/2012	Fair Value 12/31/2011	Cost of Purchases	Cost of Sales	Realized Gain/(Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2012	Interest/ Dividend Income
CCA Absolute Return Muni Strategy Fund	8,297	8,297	$8,555,424	$—	$—	$—	$55,380	$8,610,804	$—
Overseas CAP Partners, Inc.	4,395	4,395	7,557,354	—	—	—	167,145	7,724,499	—
Salem Global Opportunity Fund (Offshore), Ltd.	7,744	6,765	7,347,083	—	(1,000,000)	21,536	(466,065)	5,902,554	—

			$23,459,861	$—	$(1,000,000)	$21,536	$(243,540)	$22,237,857	$—

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

March 31, 2012

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of its investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Absolute Return Master Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 22, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 22, 2012